Financial Instruments (Accounts Receivable) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financial Instruments [Abstract]
Accounts receivable, less allowance for doubtful accounts	$ 1,137	[1]	$ 900	[1]	$ 871
Other receivables, current			$ 43		$ 48

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.